John Hancock Financial Industries Fund Expense Example - Class A C I and R6 [Member] - John Hancock Financial Industries Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 625
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,176
Expense Example, with Redemption, 10 Years	1,989
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	626
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,146
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,224
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,095